Trade and Other Receivables - Summary of Trade and Other Receivables Net (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [line items]
Trade receivables	₽ 30,020	₽ 21,675
Less allowance for expected credit losses on trade receivables	(6,271)	(5,984)
Total trade receivables	23,749	15,691
Other receivables	2,496	4,035
Less allowance for expected credit losses on other receivables	(2,062)	(3,511)
Total other receivables	434	524
Contract assets from contracts with domestic customers	132	188
Total accounts receivable	24,315	16,403
Domestic customers [member]
Trade and other receivables [line items]
Trade receivables	25,178	17,916
Foreign customers [member]
Trade and other receivables [line items]
Trade receivables	₽ 4,842	₽ 3,759